SCHEDULE OF INVESTMENTS
Ivy ProShares MSCI ACWI Index Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	2		$39

Consumer Staples – 0.2%
Treasury Wine Estates Ltd.	2		23
Wesfarmers Ltd.	3		72
Woolworths Ltd.	3		73

			168

Energy – 0.1%
Oil Search Ltd.	6		29
Origin Energy Ltd.	6		31
Santos Ltd.	7		35
Woodside Petroleum Ltd.	3		67

			162

Financials – 0.9%
Australia and New Zealand Banking Group Ltd.	7		148
Australian Stock Exchange Ltd.	1		52
Commonwealth Bank of Australia	4		255
Insurance Australia Group Ltd.	7		39
Macquarie Group Ltd.	1		77
National Australia Bank Ltd.	7		130
QBE Insurance Group Ltd.	6		51
Suncorp Group Ltd.	5		44
Westpac Banking Corp.	9		173

			969

Health Care – 0.2%
Cochlear Ltd.	—	*	36
CSL Ltd.	1		185
Sonic Healthcare Ltd.	2		42

			263

Industrials – 0.1%
Brambles Ltd.	5		49
Transurban Group	7		74

			123

Materials – 0.3%
BHP Group Ltd.	8		235
BHP Group plc	5		125
Newcrest Mining Ltd.	2		54
South32 Ltd.	15		33

			447

Real Estate – 0.2%
Dexus	4		39
Goodman Group	5		57
GPT Group	8		35
Scentre Group	14		38
Stockland Corp. Ltd.	11		31
Vicinity Centres	16		28

			228

Utilities – 0.1%
AGL Energy Ltd.	2		34
APA Group	7		50

			84

Total Australia - 2.1%			$2,483

Austria
Energy – 0.0%
OMV AG	1		26

Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG	1		41

Materials – 0.0%
voestalpine AG	1		31

Total Austria - 0.0%			$98

Belgium
Consumer Staples – 0.2%
InBev N.V.	2		171

Financials – 0.0%
ageas N.V.	1		42
KBC Group N.V.	1		47

			89

Health Care – 0.0%
UCB S.A./N.V.	1		43

Materials – 0.0%
Solvay S.A.	—	*	33
Umicore S.A.	1		22

			55

Total Belgium - 0.2%			$358

Bermuda
Financials – 0.1%
Arch Capital Group Ltd.(A)	1		53
Everest Re Group Ltd.	—	*	30

			83

Total Bermuda - 0.1%			$83

Brazil
Communication Services – 0.0%
Telefonica Brasil S.A.	2		32

Consumer Discretionary – 0.2%
Lojas Renner S.A.	4		47
MercadoLibre, Inc.(A)	—	*	62

			109

Consumer Staples – 0.1%
Ambev S.A.	14		66

Energy – 0.2%
Petroleo Brasileiro S.A.	23		169
Ultrapar Participacoes S.A.	2		11

			180

Financials – 0.5%
Banco Bradesco S.A.	11		109
Banco do Brasil S.A.	4		51
BB Seguridade Participacoes S.A.	5		38
BM&F Bovespa S.A.	9		88
Itau Unibanco Holdings S.A.	13		122
Itausa Investimentos Itau S.A.	18		62

			470

Industrials – 0.0%
WEG S.A.	6		32

Information Technology – 0.0%
Cielo S.A.	5		8

Materials – 0.1%
Vale S.A.	8		114

Real Estate – 0.1%
Multiplan Empreendimentos Imobiliarios S.A.	7		51

Total Brazil - 1.2%			$1,062

Canada
Communication Services – 0.2%
Rogers Communications, Inc., Class B	1		70
Shaw Communications, Inc., Class B	2		41
Thomson Reuters Corp.	1		55

			166

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	28
Dollarama, Inc.	1		43
lululemon athletica, Inc.(A)	—	*	49
Magna International, Inc.	1		52
Restaurant Brands International, Inc.	1		42

			214

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		79
Loblaw Cos. Ltd.	1		39
Metro, Inc.	1		39
Saputo, Inc.	1		32

			189

Energy – 0.5%
Canadian Natural Resources Ltd.	3		90
Cenovus Energy, Inc.	4		32
Enbridge, Inc.	5		168
EnCana Corp.	3		14
Imperial Oil Ltd.	1		22
Inter Pipeline Ltd.(B)	2		32
Keyera Corp.(B)	1		29
Pembina Pipeline Corp.(B)	2		57
Suncor Energy, Inc.	4		135
TransCanada Corp.	2		119

			698

Financials – 1.1%
Bank of Montreal	1		107
Bank of Nova Scotia (The)	3		147
Brookfield Asset Management, Inc., Class A	2		110
Canadian Imperial Bank of Commerce(B)	1		78
Fairfax Financial Holdings Ltd.	—	*	38
Intact Financial Corp.	1		51
Manulife Financial Corp.	5		93
National Bank of Canada(B)	1		37
Onex Corp.	—	*	29
Power Corp. of Canada	1		22
Royal Bank of Canada	3		268
Sun Life Financial, Inc.	2		73
Toronto-Dominion Bank	4		246

			1,299

Industrials – 0.3%
Canadian National Railway Co.	2		180
Canadian Pacific Railway Ltd.	—	*	101

			281

Information Technology – 0.2%
CGI Group, Inc., Class A(A)	1		41
Constellation Software, Inc.	—	*	53
OpenText Corp.	1		37
Shopify, Inc., Class A(A)	—	*	81

			212

Materials – 0.3%
Agnico-Eagle Mines Ltd.	1		46
Barrick Gold Corp.	4		57
First Quantum Minerals Ltd.	2		17
Franco-Nevada Corp.	1		62
Nutrien Ltd.	2		90
Teck Cominco Ltd.	1		34
Wheaton Precious Metals Corp.	2		47

			353

Real Estate – 0.0%
First Capital Realty, Inc.(B)	2		35

Utilities – 0.1%
Fortis, Inc.	2		70

Total Canada - 3.0%			$3,517

Chile
Consumer Discretionary – 0.0%
Saci Falabella	5		33

Consumer Staples – 0.0%
Cencosud S.A.	18		36

Energy – 0.0%
Empresas Copec S.A.	4		40

Financials – 0.0%
Banco Santander Chile	640		48

Total Chile - 0.0%			$157

China
Communication Services – 0.7%
58.com, Inc. ADR(A)	—	*	20
China Mobile Ltd.	16		147
China Telecom Corp. Ltd.	71		36
China Unicom Ltd.	23		25
NetEase.com, Inc. ADR	—	*	64
SINA Corp.(A)	—	*	12
Tencent Holdings Ltd.	14		654

			958

Consumer Discretionary – 0.7%
Alibaba Group Holding Ltd. ADR(A)	4		601
Ctrip.com International Ltd.(A)	1		44
Geely Automobile Holdings Ltd.	15		25
JD.com, Inc. ADR(A)	2		65
New Oriental Education & Technology Group, Inc. ADR(A)	—	*	43
Shenzhou International Group Holdings Ltd.	3		45
YUM! Brands, Inc.	1		51

			874

Consumer Staples – 0.1%
China Mengniu Dairy Co. Ltd.	10		40

Energy – 0.2%
China Petroleum & Chemical Corp., H Shares	75		51
China Shenhua Energy Co. Ltd., H Shares	11		23
CNOOC Ltd.	56		95
PetroChina Co. Ltd., H Shares	54		30

			199

Financials – 0.8%
Bank of Communications Co. Ltd.	44		34
BOC Hong Kong (Holdings) Ltd., H Shares	221		93

China Cinda Asset Management Co. Ltd., H Shares	85		19
China CITIC Bank Corp. Ltd., H Shares	52		30
China Construction Bank Corp.	249		215
China Life Insurance Co. Ltd., H Shares	25		62
China Merchants Bank Co. Ltd., H Shares	12		62
China Minsheng Banking Corp. Ltd., H Shares	46		32
China Pacific Insurance (Group) Co. Ltd., H Shares	10		38
CITIC Securities Co. Ltd., H Shares(A)	11		23
Haitong Securities Co. Ltd., H Shares	31		34
Industrial and Commercial Bank of China Ltd., H Shares	185		135
PICC Property and Casualty Co. Ltd., H Shares	30		32
Ping An Insurance (Group) Co. of China Ltd., H Shares	15		181

			990

Health Care – 0.0%
CSPC Pharmaceutical Group Ltd.	12		19

Industrials – 0.0%
China Communications Construction Co. Ltd., H Shares	24		22

Information Technology – 0.1%
AAC Technologies Holdings, Inc.(B)	2		11
Baidu.com, Inc. ADR(A)	1		87
Sunny Optical Technology (Group) Co. Ltd.	2		18

			116

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	5		34

Real Estate – 0.1%
China Overseas Land & Investment Ltd.	15		56
Country Garden Holdings Co. Ltd.	23		35
Sunac China Holdings Ltd.	8		37

			128

Utilities – 0.0%
CGN Power Co. Ltd., H Shares	140		38
Xinao Gas Holdings Ltd.	3		32

			70

Total China - 2.7%			$3,450

Columbia
Financials – 0.1%
Bancolombia S.A.	4		56

Total Columbia - 0.1%			$56

Denmark
Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	9

Consumer Staples – 0.1%
Carlsberg Group	—	*	53

Financials – 0.0%
Danske Bank A.S.	2		29

Health Care – 0.2%
Coloplast A/S, Class B	—	*	48
Genmab A.S.(A)	—	*	37
Novo Nordisk A/S, Class B	5		230
Novozymes A/S, Class B	1		41

			356

Industrials – 0.1%
A.P. Moller - Maersk A/S	—	*	32
DSV A/S	1		69
Vestas Wind Systems A/S	1		61

			162

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	41

Utilities – 0.1%
DONG Energy A/S	1		58

Total Denmark - 0.5%			$708

Finland
Financials – 0.1%
Nordea Bank AB	8		57
Sampo plc, A Shares	1		41

			98

Industrials – 0.0%
Kone Oyj, Class B	1		47

Information Technology – 0.1%
Nokia OYJ	15		74

Materials – 0.1%
Stora Enso Oyj, Class R	1		17
UPM-Kymmene Corp.	2		50

			67

Total Finland - 0.3%			$286

France
Communication Services – 0.2%
Orange S.A.	5		80
Publicis Groupe S.A.(B)	1		35
Vivendi Universal	3		80

			195

Consumer Discretionary – 0.8%
Accor S.A.	1		31
Compagnie Generale des Etablissements Michelin, Class B	1		72
Hermes International	—	*	63
LVMH Moet Hennessy - Louis Vuitton	1		307
Peugeot S.A.	2		41
Pinault-Printemps-Redoute S.A.	—	*	117
Renault S.A.(B)	1		38
Sodexo S.A.	—	*	49
Valeo S.A.	1		27

			745

Consumer Staples – 0.3%
Carrefour S.A.(B)	2		43
Danone S.A.	2		137
L’Oreal	1		177
Pernod Ricard S.A.	1		110

			467

Energy – 0.3%
Total S.A.	6		349

Financials – 0.3%
Axa S.A.	5		141
BNP Paribas S.A.	3		138
Credit Agricole Group	3		39
Societe Generale S.A.	2		55

			373

Health Care – 0.3%
EssilorLuxottica S.A.	1		72
Sanofi-Aventis	3		258

			330

Industrials – 0.9%
Airbus SE	2		218
Bouygues S.A.	1		33
Compagnie de Saint-Gobain	2		59
Eiffage S.A.	—	*	36
Getlink SE	3		50
Legrand S.A.	1		68
Safran	1		126
Schneider Electric S.A.	2		136
Teleperformance SE	—	*	50
Thales	—	*	40
Vinci	1		134

			950

Information Technology – 0.2%
Atos S.A.	—	*	23
Cap Gemini S.A.	—	*	61
Dassault Systemes S.A.	—	*	64

			148

Materials – 0.2%
Arkema	—	*	31
L Air Liquide S.A.	1		169

			200

Real Estate – 0.1%
Klepierre	1		30
Unibail-Rodamco-Westfield	—	*	42

			72

Utilities – 0.1%
ENGIE	5		74
Veolia Environnement S.A.	2		45

			119

Total France - 3.7%			$3,948

Germany
Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	9		149

Consumer Discretionary – 0.3%
adidas AG	1		155
Bayerische Motoren Werke AG	1		66
Continental AG	—	*	38
Daimler AG	2		121
Porsche Automobil Holding SE	1		36
TUI AG	1		12

			428

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	37

Financials – 0.4%
Allianz AG, Registered Shares	1		251
Commerzbank AG	3		20
Deutsche Bank AG	5		39
Deutsche Boerse AG	—	*	66
Hannover Ruckversicherungs-Aktiengesellschaft	—	*	28
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	93

			497

Health Care – 0.4%
Bayer AG	2		151
Fresenius Medical Care AG & Co. KGaA	1		56
Fresenius SE & Co. KGaA	1		68
Merck KGaA	—	*	45

			320

Industrials – 0.3%
Brenntag AG	1		27
Deutsche Lufthansa AG	1		15
Deutsche Post AG	3		83
GEA Group Aktiengesellschaft, Bochum	1		19
MTU Aero Engines Holding AG	—	*	47
Siemens AG	2		231
Thyssenkrupp AG(B)	1		14

			436

Information Technology – 0.5%
Infineon Technologies AG	3		57
SAP AG	2		311
Wirecard AG	—	*	66

			434

Materials – 0.3%
BASF Aktiengesellschaft	2		165
Covestro AG	1		30
Evonik Industries AG	1		18
HeidelbergCement AG	—	*	34
Symrise AG	—	*	45

			292

Real Estate – 0.1%
Deutsche Wohnen AG	1		33
Vonovia SE	1		65

			98

Utilities – 0.1%
E.ON AG	6		65
RWE Aktiengesellschaft	2		37

			102

Total Germany - 2.5%			$2,793

Hong Kong
Consumer Discretionary – 0.2%
Galaxy Entertainment Group	7		49
Techtronic Industries Co. Ltd.	6		44

			93

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	7		32
WH Group Ltd.	32		33

			65

Financials – 0.5%
Agricultural Bank of China Ltd., H Shares	88		37
AIA Group Ltd.	33		357
BOC Hong Kong (Holdings) Ltd.	11		45
Hang Seng Bank Ltd.	2		59
Hong Kong Exchanges and Clearing Ltd.	4		132

			630

Health Care – 0.0%
Sino Biopharmaceutical Ltd.	13		14

Industrials – 0.3%
Cheung Kong Infrastructure Holdings Ltd.	5		38
CITIC Pacific Ltd.	26		37
Jardine Matheson Holdings Ltd.	1		40
MTR Corp. Ltd.	8		53
Shanghai Industrial Holdings Ltd.	10		23

			191

Real Estate – 0.5%
Cheung Kong (Holdings) Ltd.	17		146
China Evergrande Group(B)	7		20
China Resources Land Ltd.	10		45

Hang Lung Properties Ltd.	16		37
Henderson Land Development Co. Ltd.	7		38
Hongkong Land Holdings Ltd.	5		32
Hysan Development Co. Ltd.	5		27
Link (The)	7		85
New World Development Co. Ltd.	32		51
Sino Land Co. Ltd.	19		32
Sun Hung Kai Properties Ltd.	5		87
Swire Pacific Ltd., Class A	3		43
Wharf (Holdings) Ltd. (The)	4		29
Wheelock and Co. Ltd.	5		32

			704

Utilities – 0.2%
CLP Holdings Ltd.	6		67
Hong Kong & China Gas Co. Ltd.	40		89
Power Assets Holdings Ltd.	7		51

			207

Total Hong Kong - 1.7%			$1,904

India
Consumer Discretionary – 0.0%
Tata Motors Ltd. ADR(A)	3		37

Energy – 0.2%
Reliance Industries Ltd. GDR(A)(C)	7		246

Financials – 0.1%
ICICI Bank Ltd. ADR	8		101

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	3		107

Industrials – 0.2%
Larsen & Toubro Ltd. GDR(B)	8		177

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	8		83
Wipro Ltd. ADR	22		97

			180

Materials – 0.1%
Vedanta Ltd. ADR	5		54

Total India - 0.9%			$902

Indonesia
Communication Services – 0.1%
PT Telekomunikasi Indonesia Persero Tbk	181		53

Consumer Discretionary – 0.0%
PT Astra International Tbk	69		36

Financials – 0.2%
Bank Central Asia Tbk PT	33		71
PT Bank Mandiri (Persero) Tbk	71		40
PT Bank Rakyat Indonesia	181		56

			167

Total Indonesia - 0.3%			$256

Ireland
Consumer Discretionary – 0.0%
Flutter Entertainment plc	—	*	19

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	60

Health Care – 0.3%
Medtronic plc	3		300

Information Technology – 0.3%
Accenture plc, Class A	2		281

Materials – 0.1%
CRH plc	2		71
James Hardie Industries plc, Class C	2		21
Smurfit Kappa Group plc	1		19

			111

Total Ireland - 0.8%			$771

Israel
Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR(A)	2		23

Information Technology – 0.0%
NICE Systems Ltd. ADR(A)	—	*	40

Total Israel - 0.0%			$63

Italy
Communication Services – 0.0%
Telecom Italia S.p.A.(A)	45		24

Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	58

Energy – 0.1%
Eni S.p.A.	6		102

Financials – 0.3%
Assicurazioni Generali S.p.A.	3		54
Banca Intesa S.p.A.	38		81
UniCredit S.p.A.	6		69

			204

Industrials – 0.0%
Atlantia S.p.A.	1		37
CNH Industrial N.V.	2		25
Prysmian S.p.A.	1		20

			82

Utilities – 0.2%
ENEL S.p.A.	21		150
Snam S.p.A.	11		55

			205

Total Italy - 0.7%			$675

Japan
Communication Services – 0.6%
KDDI Corp.	4		114
Nintendo Co. Ltd.	—	*	106
Nippon Telegraph and Telephone Corp.	2		79
NTT DoCoMo, Inc.	3		73
SoftBank Corp.	3		43
SoftBank Group Corp.	4		216

			631

Consumer Discretionary – 1.2%
Bridgestone Corp.(B)	2		72
Denso Corp.	1		60
Fast Retailing Co. Ltd.	—	*	99
Honda Motor Co. Ltd.	4		116
Isuzu Motors Ltd.	3		31
Koito Manufacturing Co. Ltd.	—	*	25
Makita Corp.	1		31
Mazda Motor Corp.	2		21
Nissan Motor Co. Ltd.	5		38
Nitori Co. Ltd.	—	*	27
Oriental Land Co. Ltd.	1		75
Panasonic Corp.	6		51
Ryohin Keikaku Co. Ltd.	—	*	13
Sekisui Chemicals Co. Ltd.	2		27
Sekisui House Ltd.	3		43
Shimano, Inc.	—	*	37
Sony Corp.	3		177
Subaru Corp.	2		39
Suzuki Motor Corp.	1		44
Toyota Industries Corp.	1		30

Toyota Motor Corp.	6		359
Yamaha Corp.	—	*	21

			1,436

Consumer Staples – 0.4%
Aeon Co. Ltd.	2		31
Ajinomoto Co., Inc.	2		34
Asahi Breweries Ltd.	1		47
FamilyMart Co. Ltd.	1		30
Japan Tobacco, Inc.(B)	3		64
Kao Corp.	1		89
Kirin Brewery Co. Ltd.	2		45
Meiji Holdings Co. Ltd.	—	*	35
Seven & i Holdings Co. Ltd.	2		62
Shiseido Co. Ltd.	1		73
Suntory Beverage & Food Ltd.	1		24
Unicharm Corp.	1		40
Yakult Honsha Co. Ltd.	—	*	22

			596

Energy – 0.1%
Inpex Corp.	4		33
JXTG Holdings, Inc.	9		46

			79

Financials – 0.7%
Dai-ichi Mutual Life Insurance Co. (The)	3		52
Daiwa Securities Group, Inc.	8		33
Japan Exchange Group, Inc.	1		23
Japan Post Holdings Co. Ltd.	3		35
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	31		147
Mizuho Financial Group, Inc.	60		88
MS&AD Insurance Group Holdings, Inc.	1		43
Nomura Holdings, Inc.	10		36
ORIX Corp.	5		69
Resona Holdings, Inc.	7		28
Sompo Holdings, Inc.	1		37
Sumitomo Mitsui Financial Group, Inc.	4		125
Sumitomo Mitsui Trust Holdings, Inc.	1		39
T&D Holdings, Inc.	2		20
Tokio Marine Holdings, Inc.	2		88

			863

Health Care – 0.6%
Astellas Pharma, Inc.	5		71
Chugai Pharmaceutical Co. Ltd.	1		49
Daiichi Sankyo Co. Ltd.	2		94
Eisai Co. Ltd.	1		41
M3, Inc.	1		23
Olympus Corp.	4		41
Ono Pharmaceutical Co. Ltd.	1		22
Otsuka Holdings Co. Ltd.	1		37
Shionogi & Co. Ltd.	1		57
Sysmex Corp.	1		33
Takeda Pharmaceutical Co. Ltd.	4		126
Terumo Corp.	2		54

			648

Industrials – 1.7%
AGC, Inc.(B)	1		28
Canon, Inc.(B)	2		72
Central Japan Railway Co.	—	*	78
Dakin Industries Ltd.	1		93
East Japan Railway Co.	1		82
FANUC Ltd.	1		96
Hankyu Hanshin Holdings, Inc.	1		40
ITOCHU Corp.	4		70
Kajima Corp.	2		26
Keio Corp.	1		58

Kintetsu Group Holdings Co. Ltd.	1		49
Komatsu Ltd.	3		63
Kubota Corp.	3		51
Marubeni Corp.	5		36
MISUMI Group, Inc.	1		30
Mitsubishi Corp.	4		97
Mitsubishi Electric Corp.	5		70
Mitsubishi Heavy Industries Ltd.	1		38
Mitsui & Co. Ltd.	5		74
Nagoya Railroad Co. Ltd.	1		40
Nihon Densan Kabushiki Kaisha	1		81
Odakyu Electric Railway Co. Ltd.	2		52
Recruit Holdings Co. Ltd.	3		94
Secom Co. Ltd.	1		64
Shimizu Corp.	4		31
SMC Corp.	—	*	66
Sumitomo Corp.	4		55
Sumitomo Electric Industries Ltd.	3		42
Taisei Corp.	1		26
Tobu Railway Co. Ltd.	2		46
Tokyo Corp.	2		41
Toshiba Corp.	2		51
TOTO Ltd.	1		21
Toyota Tsusho Corp.	1		26
West Japan Railway Co.	1		47
Yamato Holdings Co. Ltd.	1		19

			1,953

Information Technology – 0.7%
FUJIFILM Holdings Corp.	1		63
Fujitsu Ltd.	1		41
Hitachi Ltd.	2		89
Hoya Corp.	1		79
Keyence Corp.	—	*	160
Kyocera Corp.	1		63
Murata Manufacturing Co. Ltd.	1		64
OMRON Corp.	1		40
Renesas Electronics Corp.(A)	2		12
ROHM Co. Ltd.	—	*	19
TDK Corp.	—	*	34
Tokyo Electron Ltd.	—	*	60
YASKAWA Electric Corp.	1		34

			758

Materials – 0.2%
Asahi Kasei Corp.	4		40
JFE Holdings, Inc.	2		24
Kuraray Co. Ltd.	2		27
Mitsubishi Chemical Holdings Corp.	5		35
Nippon Steel Corp.	2		38
Nissan Chemical Corp.	1		32
Nitto Denko Corp.	1		29
Shin-Etsu Chemical Co. Ltd.	1		92
Sumitomo Chemical Co. Ltd.	6		26
Sumitomo Metal Mining Co. Ltd.	1		30
Teijin Ltd.	2		33
Toray Industries, Inc.	5		40

			446

Real Estate – 0.4%
Daito Trust Construction Co. Ltd.	—	*	24
Daiwa House Industry Co. Ltd.	2		51
Japan Real Estate Investment Corp.	—	*	37
Mitsubishi Estate Co. Ltd.	4		75
Mitsui Fudosan Co. Ltd.	3		68
Nippon Building Fund, Inc.	—	*	41
Sumitomo Realty & Development Co. Ltd.	1		49
Tokyu Fudosan Holdings Corp.	4		22

			367

Utilities – 0.0%
Chubu Electric Power Co., Inc.	2	34
Kansai Electric Power Co., Inc.	3	29
Osaka Gas Co. Ltd.	2	28
Tokyo Electric Power Co., Inc. (The)(A)	6	34
Tokyo Gas Co. Ltd.	1	31

		156

Total Japan - 6.6%		$7,933

Luxembourg
Energy – 0.0%
Tenaris S.A.	1	19

Materials – 0.0%
ArcelorMittal	2	30

Total Luxembourg - 0.0%		$49

Macau
Consumer Discretionary – 0.0%
Sands China Ltd.	8	36

Total Macau - 0.0%		$36

Malaysia
Financials – 0.1%
Bumiputra-Commerce Holdings Berhad	30	39
Malayan Banking Berhad	21	46
Public Bank Berhad	12	64

		149

Utilities – 0.1%
Tenaga Nasional Berhad	17	55

Total Malaysia - 0.2%		$204

Mexico
Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	107	78
Grupo Televisa S.A.B. de C.V.	9	14

		92

Consumer Staples – 0.1%
Fomento Economico Mexicano S.A.B. de C.V.	8	79
Wal-Mart de Mexico S.A.B. de C.V.	22	60

		139

Financials – 0.1%
Grupo Financiero Banorte S.A.B. de C.V.	11	62

Materials – 0.0%
Grupo Mexico S.A.B. de C.V.	16	43

Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V.	27	36

Total Mexico - 0.3%		$372

Netherlands
Communication Services – 0.0%
Koninklijke KPN N.V.	14	44

Consumer Staples – 0.2%
Heineken N.V.	1	72
Koninklijke Ahold Delhaize N.V.	3	75

		147

Energy – 0.7%
Royal Dutch Shell plc, Class A	12		391
Royal Dutch Shell plc, Class B	10		319

			710

Financials – 0.1%
ABN AMRO Group N.V.	1		31
Aegon N.V.	6		32
ING Groep N.V., Certicaaten Van Aandelen	10		110
NN Group N.V.	1		43

			216

Health Care – 0.0%
Qiagen N.V.(A)	1		36

Industrials – 0.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	3		111
Wolters Kluwer N.V.	1		67

			178

Information Technology – 0.3%
ASML Holding N.V., Ordinary Shares	1		220
NXP Semiconductors N.V.	1		85

			305

Materials – 0.2%
Akzo Nobel N.V.	1		59
Royal DSM Heerlen	1		75

			134

Total Netherlands - 1.7%			$1,770

Norway
Communication Services – 0.1%
Telenor ASA	2		48

Consumer Staples – 0.0%
Mowi ASA	1		33

Energy – 0.1%
Equinor ASA	3		60

Financials – 0.1%
DNB ASA	3		49

Industrials – 0.0%
Orkla ASA	3		26

Materials – 0.0%
Yara International ASA	1		36

Total Norway - 0.3%			$252

Peru
Financials – 0.1%
Credicorp Ltd.	—	*	62

Total Peru - 0.1%			$62

Philippines
Real Estate – 0.2%
Ayala Land, Inc.	53		52
SM Prime Holdings, Inc.	72		52

			104

Total Philippines - 0.2%			$104

Poland
Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	2		44

Financials – 0.1%
Bank Pekao S.A.	1		41
PKO Bank Polski S.A.	4		50
Powszechny Zaklad Ubezpieczen S.A.	4		42

			133

Total Poland - 0.1%			$177

Portugal
Energy – 0.0%
Galp Energia SGPS S.A., Class B	2		32

Utilities – 0.0%
EDP - Energias de Portugal S.A.	11		42

Total Portugal - 0.0%			$74

Russia
Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		32

Energy – 0.5%
OAO Novatek GDR	—	*	81
Open Joint Stock Co. Gazprom ADR	15		110
PJSC LUKOIL ADR	2		167
Tatneft PJSC	1		63

			421

Financials – 0.2%
Sberbank of Russia PJSC ADR	11		172

Materials – 0.1%
MMC Norilsk Nickel PJSC ADR	3		60

Total Russia - 0.8%			$685

Singapore
Communication Services – 0.1%
Singapore Telecommunications Ltd.	27		70

Financials – 0.3%
DBS Group Holdings Ltd.	5		98
Oversea-Chinese Banking Corp. Ltd.	9		77
Singapore Exchange Ltd.	3		17
United Overseas Bank Ltd.	4		77

			269

Industrials – 0.0%
Keppel Corp. Ltd.	5		26

Real Estate – 0.2%
Ascendas Real Estate Investment Trust	22		51
CapitaLand Ltd.	19		50
Suntec	30		42
UOL Group Ltd.	7		37

			180

Total Singapore - 0.6%			$545

South Africa
Communication Services – 0.3%
MTN Group Ltd.(B)	5		39
Naspers Ltd., Class N	2		274
Vodacom Group Ltd.(B)	2		18

			331

Consumer Discretionary – 0.0%
Woolworths Holdings Ltd.	5		18

Consumer Staples – 0.0%
Bid Corp. Ltd.	1		24
Shoprite Holdings Ltd.	1		17
Tiger Brands Ltd.(B)	1		13

			54

Financials – 0.1%
Absa Group Ltd.	3		36
FirstRand Ltd.	10		48
Investec plc	4		24
Old Mutual plc	11		16
Remgro Ltd.	2		32
Sanlam Ltd.	7		37
Standard Bank Group Ltd.	4		51

			244

Health Care – 0.0%
Aspen Pharmacare Holdings Ltd.	1		9

Industrials – 0.0%
Bidvest Group Ltd. (The)	1		17

Materials – 0.0%
Mondi plc	1		26
Sasol Ltd.	1		35

			61

Real Estate – 0.0%
Growthpoint Properties Ltd.	12		20
Redefine Properties Ltd.	24		15

			35

Total South Africa - 0.4%			$769

South Korea
Communication Services – 0.0%
Naver Corp.	—	*	9

Consumer Discretionary – 0.3%
Hyundai Mobis	—	*	41
Hyundai Motor Co.	1		73
Kia Motors Corp.	1		48
LG Electronics, Inc.	—	*	27

			189

Consumer Staples – 0.0%
Amorepacific Corp.	—	*	17
Korea Tobacco & Ginseng Corp.	1		43
LG Household & Health Care Ltd.	—	*	41

			101

Energy – 0.0%
SK Energy Co. Ltd.	—	*	37

Financials – 0.2%
Hana Financial Group, Inc.	1		35
KB Financial Group, Inc.	1		57
Samsung Fire & Marine Insurance Co. Ltd.	—	*	43
Samsung Life Insurance Co. Ltd.	—	*	29
Shinhan Financial Group Co. Ltd.	2		67
Woori Finance Holdings Co. Ltd.	2		28

			259

Health Care – 0.0%
Celltrion, Inc.(A)	—	*	38

Industrials – 0.0%
LG Corp.	1		37
Samsung C&T Corp.	—	*	26

			63

Information Technology – 0.5%
LG Display Co. Ltd.	1		18
Samsung Electro-Mechanics Co. Ltd.	—	*	16
Samsung Electronics Co. Ltd.	11		461
Samsung SDI Co. Ltd.	—	*	37
Samsung SDS Co. Ltd.	—	*	22
SK C&C Co. Ltd.	—	*	23
SK hynix, Inc.	1		83

			660

Materials – 0.2%
LG Chem Ltd.	—	*	53
Lotte Chemical Corp.	—	*	16
POSCO	—	*	55

			124

Utilities – 0.0%
Korea Electric Power Corp.	1		26

Total South Korea - 1.2%			$1,506

Spain
Communication Services – 0.1%
Telefonica S.A.	13		105

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	3		82

Energy – 0.0%
Repsol YPF S.A.	3		47

Financials – 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	18		99
Banco de Sabadell S.A.	16		16
Banco Santander S.A.	42		193
Bankinter S.A.	3		20
CaixaBank S.A.	11		31

			359

Health Care – 0.0%
Grifols S.A.	1		35

Industrials – 0.1%
Aena S.A.	—	*	43
Ferrovial S.A.	2		46

			89

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		85

Utilities – 0.1%
Enagas S.A.	2		43
Iberdrola S.A.	16		159
Natural Energy Group S.A.	1		29
Red Electrica Corp. S.A.	2		44

			275

Total Spain - 0.8%			$1,077

Sweden
Communication Services – 0.0%
TeliaSonera AB	9		39

Consumer Discretionary – 0.0%
Autoliv, Inc.(B)	—	*	15
H & M Hennes & Mauritz AB	3		48

			63

Consumer Staples – 0.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	2		57
Swedish Match AB	1		33

			90

Financials – 0.1%
Investor AB, B Shares	1		56
Skandinaviska Enskilda Banken AB, Series A	5		43
Svenska Handelsbanken AB, Class A	4		41
Swedbank AB	2		35

			175

Industrials – 0.4%
AB Volvo, Class B	4		69
Alfa Laval AB	1		23
Assa Abloy AB, Class B	3		62
Atlas Copco AB, Class A	3		86
Sandvik AB	3		59

			299

Information Technology – 0.1%
Hexagon AB, Class B	1		39
Telefonaktiebolaget LM Ericsson, B Shares	9		81

			120

Materials – 0.0%
Boliden AB	1		25

Total Sweden - 0.6%			$811

Switzerland
Communication Services – 0.0%
Swisscom AG, Registered Shares	—	*	34

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		110
Swatch Group Ltd. (The), Bearer Shares	—	*	33

			143

Consumer Staples – 0.7%
Nestle S.A., Registered Shares	7		767

Financials – 0.7%
ACE Ltd.	1		163
Credit Suisse Group AG, Registered Shares	6		76
Julius Baer Group Ltd.	1		31
Partners Group Holding AG	—	*	41
Swiss Life Holding Zurich	—	*	52
Swiss Re Ltd.	1		81
UBS Group AG	9		107
Zurich Financial Services, Registered Shares	—	*	119

			670

Health Care – 1.2%
Givaudan S.A., Registered Shares	—	*	73
Lonza Group Ltd., Registered Shares	—	*	74
Novartis AG, Registered Shares	6		553
Roche Holdings AG, Genusscheine	2		499
Sonova Holding AG	—	*	43

			1,242

Industrials – 0.3%
ABB Ltd.	5		92
Adecco S.A.	1		35
Ferguson plc	1		60
Geberit AG, Registered	—	*	62
Schindler Holding AG	—	*	30
SGS S.A.	—	*	46

			325

Information Technology – 0.0%
STMicroelectronics N.V.	2		39

Materials – 0.3%
Clariant Ltd., Registered Shares	1		21
Glencore International plc	32		110
LafargeHolcim Ltd.	1		60
Sika AG	—	*	45

			236

Real Estate – 0.0%
Swiss Prime Site AG, Registered	—	*	27

Total Switzerland - 3.3%			$3,483

Taiwan
Communication Services – 0.1%
Chunghwa Telecom Co. Ltd.	13		48

Consumer Staples – 0.1%
Uni-President Enterprises Corp.	19		51

Financials – 0.2%
Cathay Financial Holding Co. Ltd.(A)	30		42
Chailease Holding Co. Ltd.	10		40

China Development Financial Holding Corp.	100		31
Chinatrust Financial Holding Co. Ltd.	68		47
Fubon Financial Holding Co. Ltd.(A)	28		42
Mega Financial Holding Co.	58		58
Yuanta Financial Holdings Co. Ltd.	92		56

			316

Information Technology – 0.5%
Advanced Semiconductor Engineering, Inc.	13		26
Asustek Computer, Inc.	3		20
Delta Electronics, Inc.	10		50
Hon Hai Precision Industry Co. Ltd.	45		113
Largan Precision Co. Ltd.	—	*	36
MediaTek, Inc.	5		48
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	62		473
United Microelectronics Corp.	66		30

			796

Materials – 0.2%
China Steel Corp.	53		43
Formosa Chemicals & Fiber Corp.	12		39
Formosa Plastics Corp.	16		59
Nan Ya Plastics Corp.	20		52
Taiwan Cement Corp.	21		31

			224

Total Taiwan - 1.1%			$1,435

Thailand
Communication Services – 0.0%
Advanced Info Service Public Co. Ltd.	6		40

Consumer Staples – 0.0%
CP ALL plc	19		53

Energy – 0.0%
PTT Public Co. Ltd.	30		47

Financials – 0.0%
Kasikornbank Public Co. Ltd.	7		41
Siam Commercial Bank Public Co. Ltd.	9		40

			81

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	20		48

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	14		29

Total Thailand - 0.1%			$298

United Kingdom
Communication Services – 0.3%
BT Group plc	25		61
ITV plc	12		17
Pearson plc	3		26
Vodafone Group plc	68		111
WPP Group plc	4		44

			259

Consumer Discretionary – 0.3%
Aptiv plc	1		52
Barratt Developments plc	4		31
Burberry Group plc	1		31
Capri Holdings Ltd.(A)	—	*	14
Compass Group plc	4		96
Fiat S.p.A.	2		33
InterContinental Hotels Group plc	1		46

NEXT plc	1		36
Persimmon plc	1		22
Taylor Wimpey plc	12		23
Whitbread plc(B)	1		41

			425

Consumer Staples – 1.0%
Associated British Foods plc	1		32
British American Tobacco plc	6		198
Diageo plc	6		264
Imperial Tobacco Group plc	3		61
Reckitt Benckiser Group plc	2		139
Tesco plc	25		72
Unilever N.V., Certicaaten Van Aandelen	4		228
Unilever plc	3		184

			1,178

Energy – 0.3%
BP plc	51		356
FMC Technologies, Inc.	1		32

			388

Financials – 1.2%
3i Group plc	3		45
Aviva plc	10		53
Barclays plc	42		80
HSBC Holdings plc	49		409
Legal & General Group plc	13		46
Lloyds Banking Group plc	175		125
London Stock Exchange Group plc, New Ordinary Shares	1		46
Prudential plc	6		137
Royal Bank of Scotland Group plc (The)	9		24
Standard Chartered plc	8		69
Standard Life Aberdeen plc	8		28
Willis Towers Watson plc	—	*	65

			1,127

Health Care – 0.5%
AstraZeneca plc	3		260
GlaxoSmithKline plc	13		253
NMC Health plc(B)	1		18
Smith & Nephew plc	3		55

			586

Industrials – 0.4%
Allegion plc	—	*	45
Ashtead Group plc	1		41
BAE Systems plc	9		56
Bunzl plc	1		34
Experian plc	3		78
IHS Markit Ltd.(A)	1		57
Intertek Group plc	1		41
Melrose Industries plc	15		34
RELX plc	5		109
Rolls-Royce Group plc	466		48
Smiths Group plc	2		37
Weir Group plc (The)	1		17

			597

Materials – 0.7%
Amcor plc(A)	4		41
Anglo American plc	3		84
Croda International plc	1		40
Johnson Matthey plc	1		31
Praxair, Inc.	1		256
Rio Tinto Ltd.	1		72
Rio Tinto plc	3		187

			711

Real Estate – 0.0%
Land Securities Group plc	3		29

Utilities – 0.1%
Centrica plc	20		23
National Grid plc	10		105
SSE plc	3		46

United Utilities Group plc	4		38

			212

Total United Kingdom - 4.8%			$5,512

United States
Communication Services – 5.7%
Activision Blizzard, Inc.	2		85
Alphabet, Inc., Class A(A)	1		785
Alphabet, Inc., Class C(A)	1		829
AT&T, Inc.	18		598
CBS Corp., Class B	1		47
CenturyLink, Inc.	3		32
Charter Communications, Inc., Class A(A)	—	*	170
Comcast Corp., Class A	12		494
Discovery, Inc.(A)	2		44
Electronic Arts, Inc.(A)	1		80
Facebook, Inc., Class A(A)	6		1,115
Fox Corp., Class A	1		33
Fox Corp., Class B	—	*	11
IAC/InterActiveCorp(A)	—	*	50
Interpublic Group of Cos., Inc. (The)	1		33
Liberty Global, Inc., Series C(A)	2		49
MetroPCS Communications, Inc.(A)	1		67
Netflix, Inc.(A)	1		384
Omnicom Group, Inc.	1		57
SBA Communications Corp.(A)	—	*	78
Sirius XM Holdings, Inc.(B)	5		26
Take-Two Interactive Software, Inc.(A)	—	*	38
Twitter, Inc.(A)	2		66
Verizon Communications, Inc.	10		573
Viacom, Inc., Class B	1		34
Walt Disney Co. (The)	4		615

			6,393

Consumer Discretionary – 5.7%
Advance Auto Parts, Inc.	—	*	34
Amazon.com, Inc.(A)	1		1,861
AutoZone, Inc.(A)	—	*	95
Best Buy Co., Inc.	1		51
Booking Holdings, Inc.(A)	—	*	223
BorgWarner, Inc.	1		27
CarMax, Inc.(A)	1		52
Carnival Corp.	1		42
Carnival plc	—	*	14
Chipotle Mexican Grill, Inc., Class A(A)	—	*	59
Coach, Inc.	1		22
D.R. Horton, Inc.	1		48
Darden Restaurants, Inc.	—	*	42
Dollar General Corp.	1		94
Dollar Tree, Inc.(A)	1		74
Domino’s Pizza, Inc.	—	*	34
eBay, Inc.	2		99
Expedia, Inc.	—	*	54
Ford Motor Co.	8		85
General Motors Co.	3		116
Genuine Parts Co.	—	*	48
Home Depot, Inc. (The)	3		592
Las Vegas Sands, Inc.	1		56
Lear Corp.	—	*	26
Leggett & Platt, Inc.	1		32
Lennar Corp.	1		43
Limited Brands, Inc.	1		18
LKQ Corp.(A)	1		30
Lowe’s Co., Inc.	2		192
Macy’s, Inc.	1		19
Marriott International, Inc., Class A	1		100
McDonalds Corp.	2		386
MGM Resorts International	2		44
Mohawk Industries, Inc.(A)	—	*	31
Newell Rubbermaid, Inc.	1		22
NIKE, Inc., Class B	3		267

NVR, Inc.(A)	—	*	37
O’Reilly Automotive, Inc.(A)	—	*	93
Phillips-Van Heusen Corp.	—	*	17
Pulte Homes, Inc.	1		32
Ross Stores, Inc.	1		96
Royal Caribbean Cruises Ltd.	—	*	56
Starbucks Corp.	3		271
TAL Education Group ADR(A)	1		38
Target Corp.	1		122
Tesla Motors, Inc.(A)(B)	—	*	74
Tiffany & Co.	—	*	22
TJX Cos., Inc. (The)	3		150
Tractor Supply Co.	—	*	44
Ulta Beauty, Inc.(A)	—	*	60
V.F. Corp.	1		74
Vail Resorts, Inc.	—	*	30
Whirlpool Corp.	—	*	36
Wynn Resorts Ltd.	—	*	33
YUM! Brands, Inc.	1		87

			6,404

Consumer Staples – 4.5%
Altria Group, Inc.	5		221
Archer Daniels Midland Co.	1		47
Brown-Forman Corp., Class B	1		43
Bunge Ltd.	—	*	18
Campbell Soup Co.	1		33
Church & Dwight Co., Inc.	1		61
Clorox Co. (The)	—	*	63
Coca-Cola Co. (The)	10		493
Colgate-Palmolive Co.	2		153
ConAgra Foods, Inc.	1		30
Constellation Brands, Inc.	—	*	80
Costco Wholesale Corp.	1		286
CVS Caremark Corp.	3		144
Estee Lauder Co., Inc. (The), Class A	1		100
General Mills, Inc.	2		84
Hershey Foods Corp.	—	*	57
Hormel Foods Corp.(B)	1		32
Ingredion, Inc.	—	*	21
J.M. Smucker Co. (The)	—	*	40
Kellogg Co.	1		38
Kimberly-Clark Corp.	1		124
Kraft Foods Group, Inc.	1		44
Kroger Co. (The)	3		57
McCormick & Co., Inc.	—	*	64
Molson Coors Brewing Co., Class B	1		34
Mondelez International, Inc., Class A	4		197
Monster Beverage Corp.(A)	1		73
PepsiCo, Inc.	3		446
Philip Morris International, Inc.	4		305
Procter & Gamble Co. (The)	6		657
Sysco Corp.	1		83
Tyson Foods, Inc.	1		60
Walgreen Co.	2		116
Wal-Mart Stores, Inc.	4		402

			4,706

Energy – 2.9%
Anadarko Petroleum Corp.	1		100
Apache Corp.(B)	1		32
Baker Hughes, Inc.	1		31
Cabot Oil & Gas Corp.	1		31
CF Industries Holdings, Inc.	1		33
Cheniere Energy, Inc.(A)	1		43
Chevron Corp.	5		578
Cimarex Energy Co.	—	*	19
Concho Resources, Inc.	—	*	42
ConocoPhillips	3		180
Devon Energy Corp.	1		39
Diamondback Energy, Inc.	—	*	32
EOG Resources, Inc.	1		139
Exxon Mobil Corp.	10		793
Halliburton Co.	2		55

Helmerich & Payne, Inc.	—	*	18
Hess Corp.	1		53
HollyFrontier Corp.	—	*	19
Kinder Morgan, Inc.	5		108
Marathon Oil Corp.	2		35
Marathon Petroleum Corp.	1		62
National Oilwell Varco, Inc.	1		23
Noble Energy, Inc.	1		33
Occidental Petroleum Corp.	2		96
ONEOK, Inc.	1		71
Phillips 66	1		100
Pioneer Natural Resources Co.	—	*	74
Schlumberger Ltd.(A)	4		143
Targa Resources Corp.	1		25
Valero Energy Corp.	1		88
Williams Co., Inc. (The)	2		64

			3,159

Financials – 7.0%
Affiliated Managers Group, Inc.	—	*	18
Aflac, Inc.	2		90
AGNC Investment Corp.	2		35
Alleghany Corp.(A)	—	*	44
Allstate Corp. (The)	1		80
Ally Financial, Inc.	1		36
American Express Co.	2		198
American International Group, Inc.	2		116
Ameriprise Financial, Inc.	—	*	54
Annaly Capital Management, Inc.	4		37
Aon plc	1		108
Arthur J. Gallagher & Co.	1		44
Bank of America Corp.	24		683
Bank of New York Mellon Corp. (The)	2		101
BB&T Corp.	2		90
Berkshire Hathaway, Inc., Class B(A)	3		645
BlackRock, Inc., Class A	—	*	129
Capital One Financial Corp.	1		101
Charles Schwab Corp. (The)	3		116
Chicago Board Options Exchange, Inc.	—	*	37
Cincinnati Financial Corp.	1		56
Citigroup, Inc.	6		436
Citizens Financial Group, Inc.	1		43
CME Group, Inc.	1		152
Comerica, Inc.	—	*	34
Discover Financial Services	1		69
E*TRADE Financial Corp.	1		33
Fidelity National Information Services, Inc.	1		85
Fifth Third Bancorp	2		49
First Republic Bank	—	*	41
FNF Group	1		48
Franklin Resources, Inc.	1		40
Goldman Sachs Group, Inc. (The)	1		175
Hartford Financial Services Group, Inc. (The)	1		47
Huntington Bancshares, Inc.	3		45
Intercontinental Exchange, Inc.	1		105
Invesco Ltd.	1		27
JPMorgan Chase & Co.	8		921
KeyCorp	3		45
Lincoln National Corp.	1		38
Loews Corp.	1		44
M&T Bank Corp.	—	*	65
Markel Corp.(A)	—	*	40
Marsh & McLennan Cos., Inc.	1		118
MetLife, Inc.	2		101
Moody’s Corp.	—	*	76
Morgan Stanley	3		137
MSCI, Inc., Class A	—	*	59

NASDAQ, Inc.	—	*	26
Northern Trust Corp.	1		48
PNC Financial Services Group, Inc. (The)	1		157
Principal Financial Group, Inc.	1		48
Progressive Corp. (The)	1		112
Prudential Financial, Inc.	1		104
Raymond James Financial, Inc.	—	*	30
Regions Financial Corp.	3		40
S&P Global, Inc.	1		124
State Street Corp.	1		51
SunTrust Banks, Inc.	1		72
SVB Financial Group(A)	—	*	34
Synchrony Financial	2		63
T. Rowe Price Group, Inc.	1		71
TD Ameritrade Holding Corp.	1		36
Travelers Co., Inc. (The)	1		98
U.S. Bancorp	4		184
Unum Group	1		33
Wells Fargo & Co.	12		545
Zions Bancorporation	—	*	22

			7,789

Health Care – 7.7%
Abbott Laboratories	4		342
AbbVie, Inc.	4		297
Abiomed, Inc.(A)	—	*	31
Agilent Technologies, Inc.	1		67
Alexion Pharmaceuticals, Inc.(A)	1		80
Align Technology, Inc.(A)	—	*	58
Allergan plc	1		148
Alnylam Pharmaceuticals, Inc.(A)	—	*	18
AmerisourceBergen Corp.	—	*	40
Amgen, Inc.	2		307
Anthem, Inc.	1		186
Baxter International, Inc.	1		94
Becton Dickinson & Co.	1		168
Biogen, Inc.(A)	1		124
BioMarin Pharmaceutical, Inc.(A)	1		44
Boston Scientific Corp.(A)	4		150
Bristol-Myers Squibb Co.	4		184
Cardinal Health, Inc.	1		44
Celgene Corp.(A)	2		175
Centene Corp.(A)	1		62
Cerner Corp.	1		59
Cigna Corp.	1		102
Cooper Cos., Inc. (The)	—	*	49
Da Vita, Inc.(A)	1		29
Danaher Corp.	1		200
Dentsply Sirona, Inc.	1		43
Edwards Lifesciences Corp.(A)	1		99
Eli Lilly and Co.	2		262
Gilead Sciences, Inc.	3		222
HCA Holdings, Inc.	1		111
Henry Schein, Inc.(A)	1		37
Hologic, Inc.(A)	1		46
Humana, Inc.	—	*	99
IDEXX Laboratories, Inc.(A)	—	*	74
Illumina, Inc.(A)	—	*	144
Incyte Corp.(A)	1		44
Intuitive Surgical, Inc.(A)	—	*	154
Johnson & Johnson	7		912
Laboratory Corp. of America Holdings(A)	—	*	56
McKesson Corp.	1		76
Merck & Co., Inc.	7		554
Mettler-Toledo International, Inc.(A)	—	*	64
Mylan, Inc.(A)	1		26
Nektar Therapeutics(A)	—	*	14
Perrigo Co. Ltd.	—	*	18
Pfizer, Inc.	14		609
Quest Diagnostics, Inc.	1		55

Quintiles Transnational Holdings, Inc.(A)	—	*	75
Regeneron Pharmaceuticals, Inc.(A)	—	*	68
ResMed, Inc.	—	*	51
Stryker Corp.	1		158
Teleflex, Inc.	—	*	49
Thermo Fisher Scientific, Inc.	1		283
UnitedHealth Group, Inc.	2		579
Universal Health Services, Inc., Class B	—	*	42
Varian Medical Systems, Inc.(A)	—	*	38
Veeva Systems, Inc., Class A(A)	—	*	65
Vertex Pharmaceuticals, Inc.(A)	1		125
Waters Corp.(A)	—	*	56
Zimmer Holdings, Inc.	1		64
Zoetis, Inc.	1		146

			8,576

Industrials – 5.4%
3M Co.	2		260
A. O. Smith Corp.	—	*	22
AMETEK, Inc.	1		52
Arconic, Inc.	2		45
Boeing Co. (The)	1		506
C.H. Robinson Worldwide, Inc.	—	*	33
Caterpillar, Inc.	1		204
Cintas Corp.	—	*	64
Copart, Inc.(A)	1		55
CoStar Group, Inc.(A)	—	*	58
CSX Corp.	2		169
Cummins, Inc.	—	*	78
Deere & Co.	1		131
Dover Corp.	—	*	48
Eaton Corp.	1		84
Emerson Electric Co.	2		104
Equifax, Inc.	—	*	60
Expeditors International of Washington, Inc.	1		42
Fastenal Co.(B)	1		29
FedEx Corp.	1		105
Fluor Corp.	1		18
Fortive Corp.	1		63
Fortune Brands Home & Security, Inc.	1		38
General Dynamics Corp.	1		100
General Electric Co.	23		241
Harris Corp.	—	*	69
HD Supply Holdings, Inc.(A)	1		34
Honeywell International, Inc.	2		299
Huntington Ingalls Industries, Inc.	—	*	34
IDEX Corp.	—	*	51
Illinois Tool Works, Inc.	1		116
Ingersoll-Rand plc	1		77
J.B. Hunt Transport Services, Inc.	—	*	26
Johnson Controls, Inc.	2		98
L3 Technologies, Inc.	—	*	54
Lennox International, Inc.	—	*	47
Lockheed Martin Corp.	1		224
Masco Corp.	1		44
Nielsen Holdings plc	1		23
Norfolk Southern Corp.	1		145
Northrop Grumman Corp.	—	*	126
Old Dominion Freight Line, Inc.	—	*	33
Owens Corning	—	*	21
PACCAR, Inc.	1		73
Parker Hannifin Corp.	—	*	70
Raytheon Co.	1		120
Republic Services, Inc., Class A	1		48
Rockwell Automation, Inc.	—	*	61
Roper Industries, Inc.	—	*	89

Sensata Technologies Holding N.V.(A)	1		30
Spirit AeroSystems Holdings, Inc.	—	*	33
Stanley Black & Decker, Inc.	—	*	63
Textron, Inc.	1		33
TransDigm Group, Inc.(A)	—	*	65
TransUnion	1		38
Union Pacific Corp.	2		328
United Parcel Service, Inc., Class B	2		180
United Rentals, Inc.(A)	—	*	34
United Technologies Corp.	2		237
Verisk Analytics, Inc., Class A	—	*	57
W.W. Grainger, Inc.	—	*	36
Waste Connections, Inc.	1		77
Waste Management, Inc.	1		122
Westinghouse Air Brake Technologies Corp.	—	*	25
XPO Logistics, Inc.(A)	—	*	18
Xylem, Inc.	1		46

			6,013

Information Technology – 11.8%
Adobe, Inc.(A)	1		350
Advanced Micro Devices, Inc.(A)	3		80
Akamai Technologies, Inc.(A)	—	*	38
Alliance Data Systems Corp.	—	*	20
Amphenol Corp., Class A	1		77
Analog Devices, Inc.	1		109
ANSYS, Inc.(A)	—	*	53
Apple, Inc.	11		2,252
Applied Materials, Inc.	3		121
Arista Networks, Inc.(A)	—	*	36
Autodesk, Inc.(A)	1		103
Automatic Data Processing, Inc.	1		169
Broadcom Corp., Class A	1		284
Broadridge Financial Solutions, Inc.	—	*	38
Cadence Design Systems, Inc.(A)	1		67
CDW Corp.	—	*	48
Cisco Systems, Inc.	11		579
Citrix Systems, Inc.	—	*	43
Cognizant Technology Solutions Corp., Class A	1		81
Computer Sciences Corp.	1		33
Corning, Inc.	2		77
Dell Technologies, Inc., Class V(A)	1		26
F5 Networks, Inc.(A)	—	*	20
Fiserv, Inc.(A)(B)	1		84
FleetCor Technologies, Inc.(A)	—	*	72
Garter, Inc., Class A(A)	—	*	47
Global Payments, Inc.	—	*	63
GoDaddy, Inc., Class A(A)	1		35
Hewlett Packard Enterprise Co.	5		69
Hewlett-Packard Co.	4		81
Intel Corp.	11		544
International Business Machines Corp.	2		303
Intuit, Inc.	1		139
IPG Photonics Corp.(A)	—	*	16
Keysight Technologies, Inc.(A)	1		59
KLA-Tencor Corp.	—	*	56
Lam Research Corp.	—	*	83
Marvell Technology Group Ltd.	1		33
MasterCard, Inc., Class A	2		580
Maxim Integrated Products, Inc.	1		52
Microchip Technology, Inc.(B)	1		59

Micron Technology, Inc.(A)	3		103
Microsoft Corp.	17		2,303
Motorola, Inc.	—	*	78
NetApp, Inc.	1		45
NVIDIA Corp.	1		232
ON Semiconductor Corp.(A)	1		30
Oracle Corp.	6		340
Palo Alto Networks, Inc.(A)	—	*	55
Paychex, Inc.	1		55
PayPal, Inc.(A)	3		326
QUALCOMM, Inc.	3		216
Red Hat, Inc.(A)	—	*	87
RF Micro Devices, Inc.(A)	—	*	25
salesforce.com, Inc.(A)	2		253
Seagate Technology	1		33
ServiceNow, Inc.(A)	—	*	133
Skyworks Solutions, Inc.	—	*	37
Splunk, Inc.(A)	—	*	53
Square, Inc., Class A(A)	1		63
SS&C Technologies Holdings, Inc.	1		37
Symantec Corp.	2		42
Synopsys, Inc.(A)	—	*	53
TE Connectivity Ltd.	1		82
Texas Instruments, Inc.	2		277
Total System Services, Inc.	—	*	56
Trimble Navigation Ltd.(A)	1		43
VeriSign, Inc.(A)	—	*	64
Visa, Inc., Class A	4		715
VMware, Inc., Class A	—	*	37
Western Digital Corp.	1		37
Western Union Co. (The)	2		34
Workday, Inc., Class A(A)	—	*	80
Worldpay, Inc.(A)	1		101
Xilinx, Inc.	1		94

			13,298

Materials – 1.4%
Air Products and Chemicals, Inc.	1		122
Albemarle Corp.	—	*	29
Avery Dennison Corp.	—	*	39
Ball Corp.	1		68
Celanese Corp., Series A	—	*	43
Chemours Co. (The)	1		12
Corteva, Inc.	2		55
Dow Chemical Co. (The)	4		236
Eastman Chemical Co.	—	*	30
Ecolab, Inc.	1		116
FMC Corp.	—	*	39
Freeport-McMoRan Copper & Gold, Inc., Class B	4		44
International Flavors & Fragrances, Inc.(B)	—	*	38
International Paper Co.	1		42
LyondellBasell Industries N.V., Class A	1		73
Martin Marietta Materials, Inc.	—	*	41
Newmont Goldcorp Corp.	1		55
Nucor Corp.	1		48
Packaging Corp. of America	—	*	25
PPG Industries, Inc.	1		79
Sealed Air Corp.	1		32
Sherwin-Williams Co. (The)	—	*	99
Steel Dynamics, Inc.	1		19
Vulcan Materials Co.	—	*	51
WestRock Co.	1		23
Weyerhaeuser Co.	2		46

			1,504

Real Estate – 1.5%
Alexandria Real Estate Equities, Inc.	—	*	39
American Tower Corp., Class A	1		222
AvalonBay Communities, Inc.	—	*	69
Boston Properties, Inc.	—	*	44
CB Richard Ellis Group, Inc.(A)	1		40

Crown Castle International Corp.	1		128
Digital Realty Trust, Inc.	1		65
Duke Realty Corp.	1		28
Equinix, Inc.	—	*	101
Equity Residential	1		66
Essex Property Trust, Inc.	—	*	52
Federal Realty Investment Trust	—	*	37
HCP, Inc.	1		47
Hilton Worldwide Holdings, Inc.	1		74
Host Hotels & Resorts, Inc.	2		34
Mid-America Apartment Communities, Inc.	—	*	39
ProLogis, Inc.	1		94
Public Storage, Inc.	—	*	78
Realty Income Corp.	1		58
Regency Centers Corp.	—	*	32
Simon Property Group, Inc.	1		120
SL Green Realty Corp.	—	*	20
UDR, Inc.	1		37
Ventas, Inc.	1		68
Vornado Realty Trust	1		34
Welltower, Inc.	1		82

			1,708

Utilities – 1.7%
Ameren Corp.	1		40
American Electric Power Co., Inc.	1		89
American Water Works Co., Inc.	—	*	54
CenterPoint Energy, Inc.	1		40
CMS Energy Corp.	1		41
Consolidated Edison, Inc.	1		56
Dominion Energy, Inc.	2		129
DTE Energy Co.	—	*	47
Duke Energy Corp.	1		129
Edison International	1		65
Entergy Corp.	—	*	44
Eversource Energy	1		59
Exelon Corp.	2		97
FirstEnergy Corp.	1		54
NextEra Energy, Inc.	1		210
PPL Corp.	2		63
Public Service Enterprise Group, Inc.	1		68
Sempra Energy	1		80
Southern Co. (The)	2		131
WEC Energy Group, Inc.	1		61
Xcel Energy, Inc.	1		62

			1,619

Total United States - 55.3%			$61,169

TOTAL COMMON STOCKS – 99.3%			$111,893

(Cost: $102,433)

PREFERRED STOCKS
Germany
Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	1		91

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	1		67

Total Germany - 0.2%			$158

South Korea
Information Technology – 0.1%
Samsung Electronics Co. Ltd.	2		67

Total South Korea - 0.1%			$67

TOTAL PREFERRED STOCKS – 0.3%			$225

(Cost: $248)

RIGHTS
Spain – 0.0%
Repsol YPF S.A.	3	2

TOTAL RIGHTS – 0.0%		$2

(Cost: $2)

SHORT-TERM SECURITIES	Principal
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(D)	$631	631

	Shares
Money Market Funds – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (E)(F)	854	854

TOTAL SHORT-TERM SECURITIES – 1.4%		$1,485

(Cost: $1,485)

TOTAL INVESTMENT SECURITIES – 101.0%		$113,605

(Cost: $104,168)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.0)%		(1,163)

NET ASSETS – 100.0%		$112,442

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $1,076 are on loan.
(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $246 or 0.2% of net assets.

(D)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at June 30, 2019.
(F)	Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$6,821	$2,931	$—
Consumer Discretionary	7,814	3,676	—
Consumer Staples	5,239	4,028	—
Energy	4,276	2,769	—
Financials	10,413	8,726	—
Health Care	9,105	3,840	—
Industrials	6,655	5,482	—
Information Technology	14,191	3,363	—
Materials	2,425	3,037	—
Real Estate	1,887	1,915	—
Utilities	1,689	1,611	—

Total Common Stocks	$70,515	$41,378	$—
Preferred Stocks	—	225	—
Rights	2	—	—
Short-Term Securities	854	631	—

Total	$71,371	$42,234	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$104,168

Gross unrealized appreciation	15,337
Gross unrealized depreciation	(5,900)

Net unrealized appreciation	$9,437